Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Earnings (loss) before taxes consists of the following:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Earnings before taxes
Domestic	$203	$112	$89
Foreign	(3)	—	6
Total	$200	$112	$95

Schedule of Income Tax Provision (Benefit)
Income tax provision (benefit) consists of the following:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Current:
Federal	$(1)	$—	$—
State	—	3	2
Foreign	1	2	1
	—	5	3
Deferred:
Federal	43	24	17
State	5	—	—
Foreign	(2)	(2)	—
	46	22	17
Total	$46	$27	$20

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation from the statutory federal income tax rate to our effective income tax rate follows:

	Year Ended December 31,
	2021	2020	2019
Statutory federal rate	21.0%	21.0%	21.0%
State rate, net of federal benefit	3.6%	2.3%	0.5%
Foreign rate differential	(0.2)%	0.5%	0.5%
Research & development credit, net of reserves	(0.2)%	(0.7)%	(2.3)%
Nondeductible expenses	0.9%	0.4%	0.7%
Global intangible low taxed income	—%	0.2%	1.0%
Change in valuation allowance	(1.4)%	(2.5)%	0.2%
Change in tax reserves	(0.4)%	2.2%	0.2%
Other	(0.3)%	0.7%	(0.7)%
Effective tax rate	23.0%	24.1%	21.1%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2022 and December 31, 2021 is as follows:

(Dollars in millions)	March 31, 2022	December 31, 2021
Valuation allowance	10	10
Deferred tax assets	99	110
Deferred tax liabilities	51	54
Net deferred tax asset	$48	$56

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 is as follows:

	December 31,
(Dollars in millions)	2021	2020
Deferred tax assets:
Federal net operating losses	$5	$18
State net operating losses	16	21
Tax credit carryforwards	21	23
Accrued compensation and benefits	23	26
Contract liabilities	21	20
Accrued expenses	5	5
Pension and post-retirement plans	18	24
Inventory capitalization	5	8
Other	5	8
Disallowed interest	1	1
Total gross deferred tax assets	120	154
Less valuation allowance	10	11
Deferred tax assets	110	143
Deferred tax liabilities:
Intangible assets	(41)	(44)
Fixed assets	(12)	(11)
Other	(1)	(1)
Deferred tax liabilities	(54)	(56)
Net deferred tax asset	$56	$87

Schedule of Unrecognized Tax Benefits	The table below summarizes the activity associated with our unrecognized tax benefits:

(Dollars in millions)	2021	2020	2019
Balance at January 1,	$25	$18	$14
Increase related to prior year tax positions	—	3	3
Increase related to current year tax positions	1	4	1
Decreases related to prior year tax positions	(4)	—	—
Lapse of statute of limitations	—	—	—
Settlements with taxing authorities	—	—	—
Balance at December 31,	$22	$25	$18